Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total		Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non-controlling interests
Beginning balance at Dec. 31, 2023	[1]	€ 74,353		€ 74,040	€ 2,530	€ 313	€ (1,184)	€ 67,499	€ 4,944	€ (62)	€ 313
Other comprehensive income for the period	[1]	1,233		1,225				166		1,059	8
Net income for the period	[1]	2,263	[2]	2,246				2,246			17
Comprehensive income	[1]	3,496	[2]	3,471				2,412		1,059	25
Dividend paid out of earnings	[1]	(4,704)		(4,704)				(4,704)
Payment of dividends to non-controlling interests	[1]	(31)									(31)
Share repurchase program	[1],[3]	(302)		(302)			(302)
Share-based payment plans:
Exercise of stock options	[1]	7		7		7
Issuance of restricted shares and vesting of existing restricted shares	[1]				3	(3)	115	(115)
Value of services obtained from employees	[1]	173		173					173
Tax effects of share-based payments	[1]	4		4					4
Other changes arising from issuance of restricted shares	[1],[4]	1		1				1
Ending balance at Jun. 30, 2024	[1]	72,997		72,690	2,533	317	(1,371)	65,093	5,121	997	307
Other comprehensive income for the period	[1]	1,199		1,185				(194)		1,379	14
Net income for the period	[1]	3,355		3,314				3,314			41
Comprehensive income	[1]	4,554		4,499				3,120		1,379	55
Payment of dividends to non-controlling interests	[1]	(13)									(13)
Reduction in share capital	[1]				(12)	(492)	530	(26)
Share-based payment plans:
Exercise of stock options	[1]	26		26	1	25
Issuance of restricted shares and vesting of existing restricted shares	[1]						1	(1)
Employee share ownership plan	[1]	154		154	4	150
Value of services obtained from employees	[1]	132		132					132
Tax effects of share-based payments	[1]	7		7					7
Change in non-controlling interests without loss of control	[1]			(1)				(1)			1
Ending balance at Dec. 31, 2024	[1]	77,857		77,507	2,526	0	(840)	68,185	5,260	2,376	350
Other comprehensive income for the period	[1]	(4,774)		(4,736)				243		(4,979)	(38)
Net income for the period	[1]	5,837		5,812				5,812			25
Comprehensive income	[1]	1,063		1,076				6,055		(4,979)	(13)
Dividend paid out of earnings	[1]	(4,772)		(4,772)				(4,772)
Payment of dividends to non-controlling interests	[1]	(32)									(32)
Share repurchase program	[1],[3]	(3,988)		(3,988)			(3,988)
Reduction in share capital	[1],[3]				(74)		3,868	(3,794)
Taxes on Share Cancellations	[1],[5]	(15)		(15)			(15)
Share-based payment plans:
Exercise of stock options	[1]	15		15	1	14
Issuance of restricted shares and vesting of existing restricted shares	[1]				3	(3)
Value of services obtained from employees	[1]	177		177					177
Tax effects of share-based payments	[1]	(7)		(7)					(7)
Change in non-controlling interests without loss of control	[1],[6]	(34)									(34)
Other changes arising from issuance of restricted shares	[1],[7]	15		15				15
Ending balance at Jun. 30, 2025	[1]	€ 70,279		€ 70,008	€ 2,456	€ 11	€ (975)	€ 65,689	€ 5,430	€ (2,603)	€ 271

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	See Note B.8.2. (for amounts relating to 2024, see Note D.15.4. to the consolidated financial statements for the year ended December 31, 2024).
[4]	For 2024, this line comprises the impact of the issuance of restricted shares to former employees of EUROAPI subsequent to the date on which Sanofi lost control of EUROAPI.
[5]	Reflects new regulations implemented on the taxation of share cancellations in Article 95 of the French Finance Bill for 2025.
[6]	This line comprises the impact of the derecognition of the non-controlling interests in Opella (see Note B.1.).
[7]	For 2025, this line comprises the impact of the issuance of restricted shares to former employees of Opella subsequent to the date on which Sanofi lost control of Opella.